LEASES - Schedule of weighted-average remaining lease term and weighted-average discount rates related to the company's operating leases (Details)	Jun. 30, 2025	Jun. 30, 2024
LEASES
Weighted average remaining lease term	1 year 6 months 29 days	2 years 4 months 6 days
Weighted average discount rate	5.00%	4.97%